IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 24, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 69,922	$ 74,893	$ 69,475
Acquisitions through business combinations, intangible assets and goodwill		320
Impairment loss recognised in profit or loss, goodwill		(4,640)	0
Pien plant [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 27,266	32,385
Discount rate used in current estimate of value in use		7.00%
Description of projected cash flow term		5 years
Flakeboard [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 39,841	$ 39,694
Consideration paid (received)	$ 242,502
Percentage of voting equity interests acquired	100.00%
Discount rate used in current estimate of value in use		6.70%
Description of projected cash flow term		5 years